Unity Wealth Partners Dynamic Capital Appreciation and Options ETF
Schedule of Investments
March 31, 2025 (Unaudited)
COMMON STOCKS - 48.5%	Shares	Value
Banking - 2.7%
Citigroup, Inc.	502	$35,637
JPMorgan Chase & Co.	225	55,192
		90,829

Consumer Discretionary Products - 1.3%
Deckers Outdoor Corp.(a)	209	23,368
Nike, Inc. - Class B	348	22,091
		45,459

Consumer Discretionary Services - 2.5%
Chipotle Mexican Grill, Inc.(a)	880	44,185
Domino’s Pizza, Inc.	20	9,189
Starbucks Corp.	343	33,645
		87,019

Financial Services - 7.6%
American Express Co.	35	9,417
Blackrock, Inc.	37	35,020
Coinbase Global, Inc. - Class A(a)	223	38,407
Goldman Sachs Group, Inc.	95	51,898
Morgan Stanley	253	29,517
PayPal Holdings, Inc.(a)	371	24,208
Robinhood Markets, Inc. - Class A(a)	1,171	48,737
Visa, Inc. - Class A	64	22,429
		259,633

Health Care - 4.3%
AbbVie, Inc.	99	20,742
Amgen, Inc.	50	15,578
Johnson & Johnson	225	37,314
Thermo Fisher Scientific, Inc.	67	33,339
UnitedHealth Group, Inc.	77	40,329
		147,302

Industrial Products - 1.7%
Caterpillar, Inc.	49	16,160
Honeywell International, Inc.	120	25,410
Lockheed Martin Corp.	36	16,082
		57,652

Industrial Services - 1.6%
Automatic Data Processing, Inc.	70	21,387

FedEx Corp.	56	$13,652
Waste Management, Inc.	88	20,373
		55,412

Insurance - 0.6%
Berkshire Hathaway, Inc. - Class B(a)	36	19,173

Media - 7.5%
Alphabet, Inc. - Class A	363	56,134
Meta Platforms, Inc. - Class A	129	74,351
Netflix, Inc.(a)	66	61,547
Uber Technologies, Inc.(a)	485	35,337
Walt Disney Co.	280	27,636
		255,005

Retail & Wholesale - Discretionary - 4.5%
Amazon.com, Inc.(a)	400	76,104
Best Buy Co., Inc.	197	14,501
Dick’s Sporting Goods, Inc.	89	17,939
Home Depot, Inc.	98	35,916
Ulta Beauty, Inc.(a)	21	7,697
		152,157

Retail & Wholesale - Staples - 2.7%
Costco Wholesale Corp.	47	44,452
Target Corp.	294	30,682
Walmart, Inc.	195	17,119
		92,253

Software & Tech Services - 6.0%
Accenture PLC - Class A	103	32,140
Adobe, Inc.(a)	62	23,779
Crowdstrike Holdings, Inc. - Class A(a)	78	27,501
Microsoft Corp.	134	50,302
Oracle Corp.	171	23,908
Palo Alto Networks, Inc.(a)	186	31,739
Salesforce, Inc.	62	16,638
		206,007

Tech Hardware & Semiconductors - 4.7%
Advanced Micro Devices, Inc.(a)	310	31,849
Apple, Inc.	81	17,993
Dell Technologies, Inc. - Class C	466	42,476
Lam Research Corp.	237	17,230
NVIDIA Corp.	222	24,060
QUALCOMM, Inc.	176	27,035
		160,643

Telecommunications - 0.8%
T-Mobile US, Inc.	98	$26,138

TOTAL COMMON STOCKS (Cost $1,712,744)		1,654,682

EXCHANGE TRADED FUNDS - 45.6%	Shares	Value
Invesco QQQ Trust(a)	1,073	503,151
SPDR S&P 500 ETF(b)	1,885	1,054,450
		1,557,601

TOTAL EXCHANGE TRADED FUNDS (Cost $1,578,469)		1,557,601

PURCHASED OPTIONS - 0.8%(c)(d)(e)	Notional Amount	Contracts	Value
Put Options - 0.8%
Apple, Inc., Expiration: 4/17/2025; Exercise Price: $190.00	333,195	15	563
Invesco QQQ Trust, Expiration: 4/17/2025; Exercise Price: $435.00	937,840	20	4,260
Microsoft Corp., Expiration: 4/17/2025; Exercise Price: $375.00	750,780	20	16,050
SPDR S&P 500 ETF, Expiration: 4/17/2025; Exercise Price: $530.00	1,398,475	25	6,250
			27,123

TOTAL PURCHASED OPTIONS (Cost $18,063)			27,123

SHORT-TERM INVESTMENTS - 5.8%
Money Market Funds - 5.8%		Shares	Value
First American Government Obligations Fund - Class X, 4.27%(f)		197,523	197,523

TOTAL SHORT-TERM INVESTMENTS (Cost $197,523)			197,523

TOTAL INVESTMENTS - 100.7% (Cost $3,506,799)			$3,436,929
Liabilities in Excess of Other Assets - (0.7)%			(25,270)
TOTAL NET ASSETS - 100.0%			$3,411,659

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.
(f)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.

Unity Wealth Partners Dynamic Capital Appreciation and Options ETF
Schedule of Written Options Contracts
March 31, 2025 (Unaudited)

WRITTEN OPTIONS - (1.2)%(a)(b)	Notional Amount	Contracts	Value
Call Options - (0.1)%
AbbVie, Inc., Expiration: 4/17/2025; Exercise Price: $202.50	$(41,904)	(2)	$(1,710)
Johnson & Johnson, Expiration: 4/17/2025; Exercise Price: $165.00	(33,168)	(2)	(725)
			(2,435)

Put Options - (1.1)%
Apple, Inc., Expiration: 4/17/2025; Exercise Price: $195.00	(333,195)	(15)	(765)
Invesco QQQ Trust, Expiration: 4/17/2025; Exercise Price: $440.00	(937,840)	(20)	(5,470)
Microsoft Corp., Expiration: 4/17/2025; Exercise Price: $380.00	(750,780)	(20)	(22,750)
SPDR S&P 500 ETF, Expiration: 4/17/2025; Exercise Price: $535.00	(1,398,475)	(25)	(7,988)
			(36,973)

TOTAL WRITTEN OPTIONS (Premiums received $24,424)			(39,408)

(a)	100 shares per contract.
(b)	Exchange-traded.